Description of Business (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011 Property Person Project	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 sqft Property Person Project	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft
Real Estate Properties [Line Items]
Area of land parcel									991,604	1,493,381	12,065,591
Description of Business (Textual) [Abstract]
Number of separate segments its properties	4								4
Interest in Operating Partnership	94.50%								94.50%
Unconsolidated joint ventures	6								6
Square footage of land for additional development	2,400,000								2,400,000
Occupancy rate in the company's consolidated properties	81.80%								81.80%
Number of tenants representing the 81.8% occupancy rate	608								608
Vacancy rate at Redland Corporate Center II, at acquisition	99.00%								99.00%
Occupancy rate of Company's consolidated portfolio, occupied	84.00%								84.00%
Square footage in development or redevelopment not included on occupancy calculation	600,000								600,000
Share of U.S. Government along with government contractors in Company's total annualized rental revenue	25.00%								25.00%
Percentage of outstanding account receivables accounted by government	34.00%								34.00%
Revenues	$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680
Consolidated total assets	$ 1,739,752				$ 1,396,682				$ 1,739,752	$ 1,396,682	$ 1,071,173
Wholly Owned Properties [Member]
Real Estate Properties [Line Items]
Area of land parcel									13,900,000
Unconsolidated Properties [Member]
Real Estate Properties [Line Items]
Area of land parcel									1,000,000